Significant accounting policies, Plant and equipment (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Infrastructure Assets [Member]
Estimated useful lives of plant and equipment [Abstract]
Estimated useful lives of plant and equipment	10 years	4 years
Mining Servers [Member]
Estimated useful lives of plant and equipment [Abstract]
Estimated useful lives of plant and equipment	2 years